Information on market risk and fair value of financial assets and liabilities (excluding Orange Bank) - Fair value of financial liabilities (Details) - Operating segments [member] - Telecom activities, operating segment [member] - EUR (€)
€ in Millions
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ 10,132	€ 9,889	€ 10,002
Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	37,327	38,501	37,735
Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	37,163	38,346	37,685
Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	28	29	29
Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	136	126	21
Level 1 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	28,332	30,283	28,973
Level 1 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	28,332	30,283	28,973
Level 2 of fair value hierarchy [member] | Trade payables and fixed asset payables [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	10,132	9,889	10,002
Level 2 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	8,859	8,092	8,741
Level 2 of fair value hierarchy [member] | Financial debt at amortized cost [member] | Financial liabilities at amortised cost, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	8,831	8,063	8,712
Level 2 of fair value hierarchy [member] | Bonds at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	28	29	29
Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	136	126	21
Level 3 of fair value hierarchy [member] | Other financial liabilities at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial liabilities [line items]
Financial liabilities, fair value	€ 136	€ 126	€ 21